Income Taxes - Summary of Gross Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January1,
Current Year Uncertain Tax Positions:
Gross Increases	6,649
Prior Year Uncertain Tax Positions:
Gross Increases	1,709,255
Balance at December 31,	$ 1,715,904